INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Schedule of inventory

		Consolidated
	12/31/2022	12/31/2021
Finished goods	4,421,166	4,457,842
Work in progress	3,501,145	2,710,149
Raw materials	3,297,213	3,638,952
Storeroom supplies	1,174,244	770,296
Advances to suppliers	37,619	121,519
Provision for losses	(96,493)	(98,730)
	12,334,894	11,600,028

Classified:
Current	11,289,229	10,943,835
Non-current (1)	1,045,665	656,193
	12,334,894	11,600,028
(1)	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed.

Schedule of changes in expected losses on inventories

		Consolidated
	12/31/2022	12/31/2021
Opening balance	(98,730)	(109,038)
Reversal of inventories with low turnover and obsolescence	3,621	10,308
Consolidation in the acquisition of companies	(1,384)
Closing balance	(96,493)	(98,730)